Commitment and Contingencies - Credit Agreements (Details) - USD ($) $ in Millions		1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2020
Line of Credit Facility [Line Items]
Letters of credit outstanding					$ 30
Unsecured Revolving Credit Facility Maturing November 19, 2024 | Higher of Federal Funds Rate or Composite Overnight Bank Borrowing Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate (percent)	0.50%
Unsecured Revolving Credit Facility Maturing November 19, 2024 | Adjusted One-month LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate (percent)	1.00%
Unsecured Revolving Credit Facility Maturing November 19, 2024 | Adjusted LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate (percent)	1.00%
Revolving Credit Facility | Unsecured Revolving Credit Facility Maturing November 19, 2024
Line of Credit Facility [Line Items]
Revolving credit facility, maximum borrowing capacity	$ 300	$ 300
Unused commitment fee (percent)	0.10%	0.10%
Revolving Credit Facility | Unsecured Revolving Credit Facility Maturing November 19, 2024 | Higher of Federal Funds Rate or Composite Overnight Bank Borrowing Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate (percent)		0.50%
Revolving Credit Facility | Unsecured Revolving Credit Facility Maturing November 19, 2024 | Adjusted One-month LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate (percent)		1.00%
Revolving Credit Facility | Unsecured Revolving Credit Facility Maturing November 19, 2024 | Adjusted LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate (percent)		1.00%
Revolving Credit Facility | Amended and Restated Revolving Credit and Guaranty Agreement Maturing August 7, 2025
Line of Credit Facility [Line Items]
Revolving credit facility, maximum borrowing capacity						$ 400
Incremental revolving loan commitments						$ 100
Drawn from the revolving credit facility			$ 0	$ 0	$ 0
Letters of credit outstanding			$ 39	$ 44